UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08549

Oak Associates Funds

(Exact name of registrant as specified in charter)

101 Federal Street, Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Leslie Manna

Oak Associates, ltd.

3875 Embassy Parkway, Suite 250

Akron, Ohio 44333-8334

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-462-5386

Date of fiscal year end: October 31

Date of reporting period: November 1, 2010 – January 31, 2011

Item 1.  Schedule of Investments

White Oak Select Growth Fund - Schedules of Investments

As of January 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (100.2%)
CONSUMER DISCRETIONARY (5.4%)
Internet & Catalog Retail (5.4%)
Amazon.com, Inc.(a)	87,500	$14,843,500

ENERGY (5.3%)
Energy Equipment & Services (5.3%)
Transocean, Ltd.(a)	183,000	14,627,190

FINANCIALS (22.5%)
Capital Markets (4.2%)
The Charles Schwab Corp.	640,000	11,552,000

Commercial Banks (8.5%)
CIT Group, Inc.(a)	282,600	13,477,194
M&T Bank Corp.	60,000	5,188,200
TCF Financial Corp.	325,000	4,855,500

		23,520,894

Diversified Financial Services (4.9%)
JPMorgan Chase & Co.	297,500	13,369,650

Insurance (4.9%)
ACE, Ltd.	220,000	13,549,800

HEALTH CARE (19.9%)
Biotechnology (3.9%)
Amgen, Inc.(a)	196,500	10,823,220

Health Care Equipment & Supplies (4.5%)
Stryker Corp.	216,000	12,432,960

Health Care Providers & Services (7.2%)
Express Scripts, Inc.(a)	130,000	7,322,900
UnitedHealth Group, Inc.	304,000	12,479,200

		19,802,100

Pharmaceuticals (4.3%)
Teva Pharmaceutical Industries, Ltd. ADR	215,000	11,749,750

INFORMATION TECHNOLOGY (43.1%)
Communications Equipment (8.9%)
Cisco Systems, Inc.(a)	465,000	9,834,750
Qualcomm, Inc.	269,600	14,593,448

		24,428,198

Computers & Peripherals (4.7%)
International Business Machines Corp.	80,000	12,960,000

Internet Software & Services (11.2%)
eBay, Inc.(a)	333,000	10,109,880
Google, Inc. - Class A(a)	21,000	12,607,560
Yahoo!, Inc.(a)	510,000	8,221,200

		30,938,640

IT Services (4.8%)
Cognizant Technology Solutions Corp. - Class A(a)	182,500	13,313,375

Semiconductors & Semiconductor Equipment (9.9%)
Broadcom Corp. - Class A	282,000	12,715,380
KLA-Tencor Corp.	333,000	14,678,640

		27,394,020

Software (3.6%)
Salesforce.com, Inc.(a)	75,500	9,750,070

MATERIALS (2.4%)
Metals & Mining (2.4%)
Goldcorp, Inc.	165,000	6,634,650

TELECOMMUNICATION SERVICES (1.6%)
Wireless Telecommunication Services (1.6%)
Sprint Nextel Corp.(a)	1,015,000	4,587,800

TOTAL COMMON STOCKS (Cost $192,590,071)		276,277,817

SHORT TERM INVESTMENTS (0.0%)(b)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.033%)	120,982	120,982

TOTAL SHORT TERM INVESTMENTS (Cost $120,982)		120,982

TOTAL INVESTMENTS - (100.2%) (Cost $192,711,053)		$276,398,799

Liabilities in Excess of Other Assets - (-0.2%)		(644,536)

NET ASSETS - (100.0%)		$275,754,263

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

The accompanying notes are an integral part of the quarterly schedules of investments.

Pin Oak Equity Fund - Schedules of Investments

As of January 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.4%)
CONSUMER DISCRETIONARY (19.5%)
Hotels, Restaurants & Leisure (2.8%)
Interval Leisure Group, Inc.(a)	123,722	$1,938,724

Household Durables (3.7%)
Garmin, Ltd.	82,000	2,528,060

Internet & Catalog Retail (5.8%)
Amazon.com, Inc.(a)	15,500	2,629,420
Blue Nile, Inc.(a)	23,518	1,336,998

		3,966,418

Media (6.7%)
DISH Network Corp. - Class A(a)	113,300	2,391,763
Gannett Co., Inc.	92,900	1,369,346
Live Nation Entertainment, Inc.(a)	61,000	634,400
News Corp. - Class A	14,000	210,280

		4,605,789

Specialty Retail (0.5%)
The Pep Boys-Manny, Moe & Jack	24,700	344,318

ENERGY (12.6%)
Energy Equipment & Services (11.5%)
Ensco PLC ADR	28,500	1,548,690
Hercules Offshore, Inc.(a)	231,000	764,610
Nabors Industries, Ltd.(a)	82,800	2,020,320
Noble Corp.	69,632	2,663,424
Pioneer Drilling Co.(a)	99,200	878,912

		7,875,956

Oil, Gas & Consumable Fuels (1.1%)
The Williams Cos., Inc.	29,000	782,710

FINANCIALS (19.2%)
Capital Markets (7.0%)
The Charles Schwab Corp.	197,000	3,555,850
Morgan Stanley	42,000	1,234,800

		4,790,650

Commercial Banks (11.2%)
CIT Group, Inc.(a)	77,000	3,672,130
First Bancorp	27,828	418,255
Great Southern Bancorp, Inc.	16,624	364,065
International Bancshares Corp.	79,000	1,498,630
SunTrust Banks, Inc.	56,000	1,704,080
West Bancorporation, Inc.	6,000	43,050

		7,700,210

Insurance (1.0%)
The Travelers Cos., Inc.	11,600	652,616

HEALTH CARE (3.1%)
Biotechnology (3.1%)
Biogen Idec, Inc.(a)	32,700	2,140,869

INDUSTRIALS (8.1%)
Aerospace & Defense (3.5%)
Lockheed Martin Corp.	15,000	1,194,000
Raytheon Co.	24,000	1,199,760

		2,393,760

Construction & Engineering (4.6%)
KBR, Inc.	29,700	953,370
The Shaw Group, Inc.(a)	57,600	2,175,552

		3,128,922

INFORMATION TECHNOLOGY (32.3%)
Internet Software & Services (9.1%)
eBay, Inc.(a)	58,500	1,776,060
Google, Inc. - Class A(a)	4,800	2,881,728
IAC/InterActive Corp.(a)	55,756	1,577,337

		6,235,125

IT Services (10.9%)
Amdocs, Ltd.(a)	115,572	3,367,768
Paychex, Inc.	49,949	1,598,368
The Western Union Co.	122,000	2,474,160

		7,440,296

Semiconductors & Semiconductor Equipment (0.9%)
KLA-Tencor Corp.	13,700	603,896

Software (11.4%)
BMC Software, Inc.(a)	71,000	3,386,700
Fair Isaac Corp.	114,022	2,893,879
Microsoft Corp.	55,000	1,524,875

		7,805,454

UTILITIES (3.6%)
Electric Utilities (3.6%)
Edison International	67,000	2,430,760

TOTAL COMMON STOCKS
(Cost $49,701,860)		67,364,533

REPURCHASE AGREEMENT (2.0%)	Principal Amount
Tri-Party Repurchase Agreement with Morgan Stanley Co., 0.09%, dated 01/31/11 and maturing 02/01/11 with a repurchase amount of $1,352,659, collateralized by U.S. Government & Agency Securities with a collateral value of $1,379,711.	$1,352,656	1,352,656

TOTAL REPURCHASE AGREEMENT (Cost $1,352,656)		1,352,656

TOTAL INVESTMENTS - (100.4%) (Cost $51,054,516)		$68,717,189

Liabilities in Excess of Other Assets - (-0.4%)		(256,666)

NET ASSETS - (100.0%)		$68,460,523

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of the quarterly schedules of investments.

Rock Oak Core Growth Fund - Schedules of Investments

As of January 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (97.9%)
CONSUMER DISCRETIONARY (8.6%)
Hotels, Restaurants & Leisure (6.8%)
Ctrip.com International, Ltd. ADR(a)	6,000	$246,960
Wynn Resorts, Ltd.	2,100	244,293

		491,253

Media (1.8%)
DISH Network Corp. - Class A(a)	5,900	124,549

CONSUMER STAPLES (2.2%)
Food & Staples Retailing (2.2%)
Whole Foods Market, Inc.	3,100	160,301

ENERGY (16.6%)
Energy Equipment & Services (16.6%)
National Oilwell Varco, Inc.	3,800	280,820
Noble Corp.	5,500	210,375
Transocean, Ltd.(a)	4,500	359,685
Weatherford International, Ltd.(a)	14,700	348,684

		1,199,564

FINANCIALS (5.7%)
Capital Markets (1.8%)
Legg Mason, Inc.	4,000	132,520

Consumer Finance (0.9%)
American Express Co.	1,400	60,732

Diversified Financial Services (3.0%)
CME Group, Inc.	700	215,992

HEALTH CARE (14.6%)
Biotechnology (5.2%)
Genzyme Corp.(a)	950	69,682
Gilead Sciences, Inc.(a)	7,900	303,202

		372,884

Health Care Equipment & Supplies (1.9%)
Baxter International, Inc.	2,800	135,772

Health Care Providers & Services (5.2%)
AmerisourceBergen Corp.	4,000	143,440
Express Scripts, Inc.(a)	1,350	76,046
McKesson Corp.	2,100	157,857

		377,343

Health Care Technology (2.3%)
Cerner Corp.(a)	1,700	168,045

INDUSTRIALS (9.2%)
Aerospace & Defense (2.7%)
ITT Corp.	3,300	194,436

Air Freight & Logistics (3.6%)
Expeditors International of Washington, Inc.	5,100	258,417

Construction & Engineering (2.7%)
Jacobs Engineering Group, Inc.(a)	3,700	190,069

Electrical Equipment (0.2%)
Rockwell Automation, Inc.	200	16,202

INFORMATION TECHNOLOGY (37.3%)
Communications Equipment (8.8%)
F5 Networks, Inc.(a)	2,400	260,112
Juniper Networks, Inc.(a)	5,575	206,944
Qualcomm, Inc.	3,100	167,803

		634,859

Electronic Equipment & Instruments (1.5%)
Dolby Laboratories, Inc. - Class A(a)	1,850	110,445

Internet Software & Services (6.1%)
Baidu, Inc. ADR(a)	2,500	271,575
eBay, Inc.(a)	5,500	166,980

		438,555

IT Services (9.0%)
Cognizant Technology Solutions Corp. - Class A(a)	6,225	454,114

Mastercard, Inc. - Class A	825	195,120

		649,234

Semiconductors & Semiconductor Equipment (3.8%)
Broadcom Corp. - Class A	6,000	270,540

Software (8.1%)
Salesforce.com, Inc.(a)	2,150	277,651
VMware, Inc. - Class A(a)	3,600	307,872

		585,523

MATERIALS (3.7%)
Chemicals (3.0%)
Sociedad Quimica y Minera de Chile SA ADR	4,075	217,931

Metals & Mining (0.7%)
Nucor Corp.	1,100	50,501

TOTAL COMMON STOCKS (Cost $5,007,592)		7,055,667

SHORT TERM INVESTMENTS (1.1%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.033%)	81,733	81,733

TOTAL SHORT TERM INVESTMENTS (Cost $81,733)		81,733

TOTAL INVESTMENTS - (99.0%) (Cost $5,089,325)		$7,137,400

Other Assets and Liabilities, net - (1.0%)		72,393

NET ASSETS - (100.0%)		$7,209,793

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

SA - Generally designates corporations in various countries, mostly those employing the civil law.

The accompanying notes are an integral part of the quarterly schedules of investments.

River Oak Discovery Fund - Schedules of Investments

As of January 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (96.2%)
CONSUMER DISCRETIONARY (9.6%)
Diversified Consumer Services (3.1%)
Coinstar, Inc.(a)	7,800	$322,842

Hotels, Restaurants & Leisure (2.5%)
WMS Industries, Inc.(a)	6,200	260,090

Media (2.0%)
Morningstar, Inc.	3,900	208,338

Textiles, Apparel & Luxury Goods (2.0%)
Carter’s, Inc.(a)	7,400	204,980

CONSUMER STAPLES (7.7%)
Beverages (3.1%)
The Boston Beer Co., Inc. - Class A(a)	3,600	324,036

Food Products (4.6%)
B&G Foods, Inc.	35,325	474,415

ENERGY (14.2%)
Energy Equipment & Services (12.3%)
CARBO Ceramics, Inc.	4,200	483,672
Dril-Quip, Inc.(a)	4,600	354,752
Oceaneering International, Inc.(a)	5,600	432,488

		1,270,912

Oil, Gas & Consumable Fuels (1.9%)
USEC, Inc.(a)	36,000	199,800

FINANCIALS (2.4%)
Capital Markets (2.4%)
Janus Capital Group, Inc.	19,500	251,745

HEALTH CARE (2.7%)
Biotechnology (2.7%)
Cubist Pharmaceuticals, Inc.(a)	12,850	281,929

INDUSTRIALS (12.1%)
Aerospace & Defense (3.5%)
American Science & Engineering, Inc.	3,800	330,600
Orbital Sciences Corp.(a)	2,000	34,120

		364,720

Commercial Services & Supplies (4.0%)
EnergySolutions, Inc.	24,900	147,408
EnerNOC, Inc.(a)	10,100	262,802

		410,210

Construction & Engineering (3.5%)
EMCOR Group, Inc.(a)	11,900	360,332

Industrial Conglomerates (1.1%)
Raven Industries, Inc.	2,500	118,100

INFORMATION TECHNOLOGY (38.5%)
Communications Equipment (1.7%)
Viasat, Inc.(a)	4,100	177,919

Computers & Peripherals (4.0%)
STEC, Inc.(a)	20,400	417,996

Electronic Equipment & Instruments (3.1%)
Itron, Inc.(a)	5,500	319,110

Internet Software & Services (4.4%)
MercadoLibre, Inc.(a)	6,700	454,126

IT Services (1.3%)
Patni Computer Systems, Ltd. ADR	6,900	138,207

Semiconductors & Semiconductor (10.1%)
Cavium Networks, Inc.(a)	9,300	367,722
Evergreen Solar, Inc.(a)	3,985	8,966
Varian Semiconductor Equipment Associates, Inc.(a)	8,150	362,268

Veeco Instruments, Inc.(a)	7,100	307,146

		1,046,102

Software (13.9%)
AsiaInfo-Linkage, Inc.(a)	12,100	259,666
Factset Research Systems, Inc.	3,400	342,720
Fortinet, Inc.(a)	12,000	461,400
Longtop Financial Technologies, Ltd. ADR(a)	9,100	299,390
Verint Systems, Inc.(a)	2,200	75,812

		1,438,988

MATERIALS (9.0%)
Containers & Packaging (3.1%)
Greif, Inc. - Class A	5,100	321,555

Metals & Mining (5.9%)
Lynas Corp., Ltd. ADR(a)	15,000	268,500
Molycorp, Inc.(a)	7,200	337,032

		605,532

TOTAL COMMON STOCKS (Cost $7,627,039)		9,971,984

SHORT TERM INVESTMENTS (3.9%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.033%)	408,594	408,594

TOTAL SHORT TERM INVESTMENTS (Cost $408,594)		408,594

TOTAL INVESTMENTS - (100.1%) (Cost $8,035,633)		$10,380,578

Liabilities in Excess of Other Assets - (-0.1%)		(10,275)

NET ASSETS - (100.0%)		$10,370,303

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

The accompanying notes are an integral part of the quarterly schedules of investments.

Red Oak Technology Select Fund - Schedules of Investments

As of January 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (98.5%)
CONSUMER DISCRETIONARY (4.7%)
Internet & Catalog Retail (4.7%)
Amazon.com, Inc.(a)	18,700	$3,172,268
Blue Nile, Inc.(a)	1,606	91,301

		3,263,569

INDUSTRIALS (3.7%)
Aerospace & Defense (3.7%)
Northrop Grumman Corp.	37,000	2,564,100

INFORMATION TECHNOLOGY (87.5%)
Communications Equipment (0.4%)
Cisco Systems, Inc.(a)	13,000	274,950

Computers & Peripherals (20.7%)
Apple, Inc.(a)	4,100	1,391,212
EMC Corp.(a)	70,000	1,742,300
International Business Machines Corp.	22,900	3,709,800
Lexmark International, Inc. - Class A(a)	64,000	2,229,760
Seagate Technology PLC(a)	162,000	2,268,000
Western Digital Corp.(a)	85,500	2,908,710

		14,249,782

Internet Software & Services (13.4%)
Akamai Technologies, Inc.(a)	8,900	430,048
eBay, Inc.(a)	88,000	2,671,680
Google, Inc. - Class A(a)	5,300	3,181,908
IAC/InterActive Corp.(a)	71,000	2,008,590
Yahoo!, Inc.(a)	58,100	936,572

		9,228,798

IT Services (11.2%)
Accenture PLC - Class A	73,200	3,767,604
Computer Sciences Corp.	52,000	2,771,080
Total System Services, Inc.	68,500	1,192,585

		7,731,269

Semiconductors & Semiconductor Equipment (25.0%)
Broadcom Corp. - Class A	28,700	1,294,083
Integrated Device Technology, Inc.(a)	188,000	1,199,440
Intel Corp.	56,000	1,201,760
KLA-Tencor Corp.	70,000	3,085,600
Marvell Technology Group, Ltd.(a)	75,500	1,435,255
National Semiconductor Corp.	119,000	1,804,040
Novellus Systems, Inc.(a)	27,000	973,890
Sigma Designs, Inc.(a)	96,446	1,343,492
Spansion, Inc.(a)	43,518	865,138
Texas Instruments, Inc.	54,000	1,831,140
Xilinx, Inc.	69,000	2,221,800

		17,255,638

Software (16.8%)
CA, Inc.	112,000	2,665,600
Check Point Software Technologies, Ltd.(a)	80,000	3,564,000
Symantec Corp.(a)	151,000	2,659,110
Synopsys, Inc.(a)	99,000	2,685,870

		11,574,580

TELECOMMUNICATION SERVICES (2.6%)
Wireless Telecommunication Services (2.6%)
Sprint Nextel Corp.(a)	387,000	1,749,240

TOTAL COMMON STOCKS (Cost $50,507,566)		67,891,926

REPURCHASE AGREEMENT (1.7%)	Principal Amount
Tri-Party Repurchase Agreement with Morgan Stanley Co., 0.09%, dated 01/31/11 and maturing 02/01/11 with a repurchase amount of $1,129,696, collateralized by U.S. Government & Agency Securities with a collateral value of $1,152,288.	$1,129,693	1,129,693

TOTAL REPURCHASE AGREEMENT (Cost $1,129,693)		1,129,693

	Shares
SHORT TERM INVESTMENTS (0.0%)(b)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.033%)	20,617	20,617

TOTAL SHORT TERM INVESTMENTS (Cost $20,617)		20,617

TOTAL INVESTMENTS - (100.2%) (Cost $51,657,876)		$69,042,236

Liabilities in Excess of Other Assets - (-0.2%)		(113,473)

NET ASSETS - (100.0%)		$68,928,763

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of the quarterly schedules of investments.

Black Oak Emerging Technology Fund - Schedules of Investments

As of January 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (94.5%)
CONSUMER DISCRETIONARY (5.5%)
Hotels, Restaurants & Leisure (5.5%)
Ctrip.com International, Ltd. ADR(a)	45,250	$1,862,490
WMS Industries, Inc.(a)	21,600	906,120

		2,768,610

HEALTH CARE (9.5%)
Health Care Technology (4.0%)
Cerner Corp.(a)	19,900	1,967,115

Life Sciences Tools & Services (5.5%)
Illumina, Inc.(a)	39,600	2,745,864

INDUSTRIALS (5.9%)
Aerospace & Defense (3.4%)
American Science & Engineering, Inc.	19,300	1,679,100

Commercial Services & Supplies (2.5%)
EnerNOC, Inc.(a)	47,700	1,241,154

INFORMATION TECHNOLOGY (69.8%)
Communications Equipment (3.5%)
Qualcomm, Inc.	31,750	1,718,628

Computers & Peripherals (5.0%)
Apple, Inc.(a)	7,400	2,510,968

Electronic Equipment & Instruments (8.4%)
Corning, Inc.	73,400	1,630,214
Dolby Laboratories, Inc. - Class A(a)	17,800	1,062,660
Itron, Inc.(a)	25,900	1,502,718

		4,195,592

Internet Software & Services (9.7%)
MercadoLibre, Inc.(a)	28,800	1,952,064
NetEase.com, Inc. ADR(a)	18,900	762,426
Sohu.com, Inc.(a)	27,200	2,110,176

		4,824,666

IT Services (8.1%)
Cognizant Technology Solutions Corp. - Class A(a)	39,850	2,907,057
Wipro, Ltd. ADR	59,633	785,963
Yucheng Technologies, Ltd.(a)	91,400	342,750

		4,035,770

Semiconductors & Semiconductor Equipment (8.2%)
Broadcom Corp. - Class A	40,200	1,812,618
NVIDIA Corp.(a)	94,950	2,271,204

		4,083,822

Software (26.9%)
Activision Blizzard, Inc.	133,200	1,503,828
ANSYS, Inc.(a)	24,200	1,269,290
AsiaInfo-Linkage, Inc.(a)	36,100	774,706
Citrix Systems, Inc.(a)	32,500	2,053,350
Fortinet, Inc.(a)	37,900	1,457,255
Longtop Financial Technologies, Ltd. ADR(a)	24,400	802,760
Red Hat, Inc.(a)	40,800	1,685,856
Salesforce.com, Inc.(a)	17,500	2,259,950
VMware, Inc. - Class A(a)	18,700	1,599,224

		13,406,219

MATERIALS (3.8%)
Metals & Mining (3.8%)
Lynas Corp., Ltd. ADR(a)	20,000	358,000
Molycorp, Inc.(a)	33,200	1,554,092

		1,912,092

TOTAL COMMON STOCKS (Cost $41,865,187)		47,089,600

REPURCHASE AGREEMENT (5.6%)	Principal Amount
Tri-Party Repurchase Agreement with Morgan Stanley Co., 0.09%, dated 01/31/11 and maturing 02/01/11 with a repurchase amount of $2,791,461, collateralized by U.S. Government & Agency Securities with a collateral value of $2,847,287.	$2,791,454	2,791,454

TOTAL REPURCHASE AGREEMENT (Cost $2,791,454)		2,791,454

	Shares
SHORT TERM INVESTMENTS (0.0%)(b)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.033%)	16,460	16,460

TOTAL SHORT TERM INVESTMENTS (Cost $16,460)		16,460

TOTAL INVESTMENTS - (100.1%) (Cost $44,673,101)		$49,897,514

Liabilities in Excess of Other Assets - (-0.1%)		(57,494)

NET ASSETS - (100.0%)		$49,840,020

(a) Non-income producing security.

(b) Less than 0.05%.

Common Abbreviations:

ADR - American Depositary Receipt.

Ltd. - Limited

The accompanying notes are an integral part of the quarterly schedules of investments.

Live Oak Health Sciences Fund - Schedules of Investments

As of January 31, 2011 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS (93.8%)
HEALTH CARE (93.8%)
Biotechnology (12.1%)
Amgen, Inc.(a)	16,800	$925,344
Biogen Idec, Inc.(a)	15,600	1,021,332
Genzyme Corp.(a)	6,500	476,775
Targacept, Inc.(a)	2,800	72,128

		2,495,579

Health Care Equipment & Supplies (8.2%)
Boston Scientific Corp.(a)	33,000	230,340
CareFusion Corp.(a)	26,000	668,980
CR Bard, Inc.	1,200	113,220
Medtronic, Inc.	17,900	685,928

		1,698,468

Health Care Providers & Services (29.4%)
AmerisourceBergen Corp.	37,500	1,344,750
Cardinal Health, Inc.	23,000	954,730
Centene Corp.(a)	8,400	232,848
McKesson Corp.	10,200	766,734
Molina Healthcare, Inc.(a)	18,750	574,875
PharMerica Corp.(a)	69,942	791,044
UnitedHealth Group, Inc.	17,800	730,690
WellPoint, Inc.(a)	10,800	670,896

		6,066,567

Life Sciences Tools & Services (7.4%)
Affymetrix, Inc.(a)	16,000	77,600
Techne Corp.	6,500	448,175
Waters Corp.(a)	13,000	993,070

		1,518,845

Pharmaceuticals (36.7%)
AstraZeneca PLC ADR	16,800	821,520
Corcept Therapeutics, Inc.(a)	10,570	42,809
Eli Lilly & Co.	18,000	625,860
GlaxoSmithKline PLC ADR	24,800	900,984
Johnson & Johnson	13,100	782,987
Medicis Pharmaceutical Corp. - Class A	6,600	167,838
Novartis AG ADR	17,600	983,136
Par Pharmaceutical Cos., Inc.(a)	23,000	821,560
Pfizer, Inc.	38,000	692,360
Sanofi-Aventis ADR	28,900	994,449
Teva Pharmaceutical Industries, Ltd. ADR	13,500	737,775

		7,571,278

TOTAL COMMON STOCKS (Cost $14,852,299)		19,350,737

SHORT TERM INVESTMENTS (2.8%)
Fidelity Institutional Money Market Government Portfolio - Class I (7 day yield 0.033%)	579,027	579,027

TOTAL SHORT TERM INVESTMENTS (Cost $579,027)		579,027

TOTAL INVESTMENTS - (96.6%) (Cost $15,431,326)		$19,929,764

Other Assets and Liabilities, net - (3.4%)		708,555

NET ASSETS - (100.0%)		$20,638,319

(a) Non-income producing security.

Common Abbreviations:

ADR - American Depositary Receipt.

AG - Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

Ltd. - Limited

PLC - Public Limited Company

The accompanying notes are an integral part of the financial statements.

Notes to Financial Statements

As of January 31, 2011 (Unaudited)

1. ORGANIZATION:

The Oak Associates Funds (the “Trust”) is organized as a Massachusetts business trust under an Agreement and Declaration of Trust dated November 6, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds: White Oak Select Growth Fund, Pin Oak Equity Fund, Rock Oak Core Growth Fund and River Oak Discovery Fund (diversified funds); Red Oak Technology Select Fund, Black Oak Emerging Technology Fund and Live Oak Health Sciences Fund (non-diversified funds) (collectively referred to as “Funds” and individually referred to as a “Fund”). The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund’s prospectus provides a description of each Fund’s investment objectives, policies and strategies.

2. SIGNIFICANT ACCOUNTING POLICIES:

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations and expenses during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

Security Valuation – Investments in equity securities, which are traded on a national exchange, are stated at the last quoted sales price if readily available for such equity securities on each business day. Investments in equity securities, which are reported on the NASDAQ national market system are valued at the official closing price; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost, which approximates market value. Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Securities for which market prices are not “readily available” (of which there were none as of January 31, 2011) are valued in accordance with Fair Value Procedures established by the Funds’ Board of Trustees. The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Funds’ Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

Security Transactions and Investment Income – Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the actual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold.

Expenses – Expenses that are directly related to one of the Funds are charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

Repurchase Agreements – The Funds invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until maturity of the repurchase agreement. Provisions of the repurchase agreements and procedures adopted by the Board of Trustees require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and paid to shareholders on an annual basis, as applicable. Net realized capital gains on sales of securities, if any, are distributed to shareholders at least annually.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Therefore, the source of the fund’s distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain, or from paid-in-capital, depending upon the type of book/tax differences that may exist.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS):

At January 31, 2011, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by the Funds is as follows:

As of January 31, 2011	White Oak Select Growth	Pin Oak Equity	Rock Oak Core Growth	River Oak Discovery
Gross appreciation (excess of value over tax cost)	$97,585,202	$19,142,807	$ 2,163,474	$ 2,565,235
Gross depreciation (excess of tax cost over value)	(13,897,456)	(1,480,134)	(115,399)	(211,940)
Net unrealized appreciation/(depreciation)	$83,687,746	$17,662,673	$ 2,048,075	$ 2,353,295
Cost of investment for income tax purposes	$192,711,053	$51,054,516	$ 5,089,325	$ 8,027,283

As of January 31, 2011	Red Oak Technology Select	Black Oak Emerging Technology	Live Oak Health Sciences
Gross appreciation (excess of value over tax cost)	$ 20,382,255	$ 6,677,127	$ 5,544,430
Gross depreciation (excess of tax cost over value)	(2,997,895)	(1,452,715)	(1,045,992)
Net unrealized appreciation/(depreciation)	$ 17,384,360	$ 5,224,412	$ 4,498,438
Cost of investment for income tax purposes	$ 51,657,876	$ 44,673,102	$ 15,431,326

4. FAIR VALUE MEASUREMENTS:

A three-tier hierarchy has been established for fair value measurement based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances

The three-tier hierarchy is summarized as follows:

1)	Level 1 – Quoted and Unadjusted prices in active markets for identical securities
2)	Level 2 – Other Significant Observable Inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

3)	Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used to value each Funds investments as of January 31, 2011.

WHITE OAK SELECT GROWTH FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$276,277,817	$-	$-	$276,277,817
Short Term Investments	120,982	-	-	120,982
Total	$276,398,799	$-	$-	$276,398,799
PIN OAK EQUITY FUND
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$67,364,533	$–	$–	$67,364,533
Repurchase Agreement	–	1,352,656	–	1,352,656
Total	$67,364,533	$1,352,656	$–	$68,717,189
ROCK OAK CORE GROWTH FUND
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$7,055,667	$-	$-	$7,055,667
Short Term Investments	81,733	-	-	81,733
Total	$7,137,400	$-	$-	$7,137,400
RIVER OAK DISCOVERY FUND
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$9,971,984	$-	$-	$9,971,926
Short Term Investments	408,594	-	-	408,594
Total	$10,380,578	$-	$-	$10,380,578
RED OAK TECHNOLOGY SELECT FUND
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$67,891,926	$-	$-	$67,891,926
Repurchase Agreement		1,129,693		1,129,693
Short Term Investments	20,617	-	-	20,617
Total	$67,912,543	$1,129,693	$-	$69,042,236

BLACK OAK EMERGING TECHNOLOGY FUND

Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$47,089,600	$-	$-	$47,089,600
Repurchase Agreement		2,791,454		2,791,454
Short Term Investments	16,460	-	-	16,460
Total	$47,106,060	$2,791,454	$-	$49,897,514

LIVE OAK HEALTH SCIENCES FUND
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Common Stocks	$19,350,737	$-	$-	$19,350,737
Short Term Investments	579,027	-	-	579,027
Total	$19,929,764	$-	$-	$19,929,764

The above tables are presented by levels of disaggregation for each asset class. For detailed descriptions of the underlying industries, see the accompanying Statements of Investments.

There were no Level 3 securities held during the period ended January 31, 2011.

Item 2.  Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the Registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the Registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OAK ASSOCIATES FUNDS

By	/s/ Leslie Manna
Leslie Manna
President

Date:	April 1, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Leslie Manna
Leslie Manna
President and Principal Executive Officer

Date:	April 1, 2011

By	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer and Principal Financial Officer

Date:	April 1, 2011